Financial Risk Factors and Risk Management	12 Months Ended
Dec. 31, 2020
Financial Risk Factors and Risk Management
Financial Risk Factors and Risk Management

Section F — Management of Financial Risk Factors

This section discusses financial risk factors and risk management regarding foreign currency exchange rate risk, interest rate risk, equity price risk, credit risk, and liquidity risk. Further, it contains information about financial instruments.

(F.1) Financial Risk Factors and Risk Management

y Accounting for Derivative Financial Instruments

We use derivatives to hedge foreign currency risk or interest rate risk and designate them as cash flow or fair value hedges if they qualify for hedge accounting under IFRS 9, which involves judgment.

Derivatives Not Designated as Hedging Instruments

Many transactions constitute economic hedges, and therefore contribute effectively to the securing of financial risks but do not qualify for hedge accounting under IFRS 9. To hedge currency risks inherent in foreign-currency denominated and recognized monetary assets and liabilities, we do not designate our held-for-trading derivative financial instruments as accounting hedges, because the profits and losses from the underlying transactions are recognized in profit or loss in the same periods as the profits or losses from the derivatives.

In addition, we occasionally have contracts that contain foreign currency embedded derivatives that are required to be accounted for separately.

Fair value fluctuations in the spot component of such derivatives at FVTPL are included in Other non-operating income/expense, net while the forward element is shown in Financial income, net.

Derivatives Designated as Hedging Instruments

a) Cash Flow Hedge

In general, we apply cash flow hedge accounting to the foreign currency risk of highly probable forecasted transactions. With regard to foreign currency risk, hedge accounting relates to the spot price and the intrinsic values of the derivatives designated and qualifying as cash flow hedges. Accordingly, the effective portion of these components determined on a present value basis is recorded in other comprehensive income. The forward element and time element as well as foreign currency basis spreads excluded from the hedging relationship are recorded as cost of hedging in a separate position in other comprehensive income. As the amounts are not material, they are presented together with the effective portion of the cash flow hedges in our consolidated statements of comprehensive income and consolidated statements of changes in equity. All other components including counterparty credit risk adjustments of the derivative and the ineffective portion are immediately recognized in Financial Income, net in profit or loss. Amounts accumulated in other comprehensive income are reclassified to profit or loss to Other non-operating income/expense, net and Financial income, net in the same period when the hedged item affects profit or loss.

b) Fair Value Hedge

We apply fair value hedge accounting for certain of our fixed-rate financial liabilities and show the fair value fluctuations in Financial income, net.

c) Valuation and Testing of Effectiveness

At inception of a designated hedging relationship, we document our risk management strategy and the economic relationship between hedged item and hedging instrument. The existence of an economic relationship is demonstrated as well as the effectiveness of the hedging relationship tested prospectively by applying the critical terms match for our foreign currency hedges, since currencies, maturities, and the amounts are closely aligned for the forecasted transactions and for the spot element of the forward exchange rate contract or intrinsic value of the currency options, respectively. For interest rate swaps, effectiveness is tested prospectively using statistical methods in the form of a regression analysis, by which the validity and extent of the relationship between the change in value of the hedged items as the independent variable and the fair value change of the derivatives as the dependent variable is determined. The main sources of ineffectiveness are:

-   The effect of the counterparty and our own credit risk on the fair value of the forward exchange contracts and interest rate swaps, which is not reflected in the respective hedged item, and

-   Differences in the timing of hedged item and hedged transaction in our cash flow hedges.

Amendments to IFRS 9, IAS 39, and IFRS 7 – Interest Rate Benchmark Reform

The IASB issued amendments to IFRS 9, IAS 39, and IFRS 7 on September 26, 2019, completing Phase 1 of the Interest Rate Benchmark Reform project. SAP holds interest rate receiver swaps which are designated in fair value hedging relationships that are directly impacted by the IBOR Reform. The interest rate swaps have floating legs which are indexed to either EONIA or USD Fed Funds Rate which will be amended to Euro Short-Term Rate and Secured Overnight Financing Rate, respectively. We are monitoring the latest developments to manage the transition to the new interest rate benchmarks. We do not expect material impacts from the change of interest rate benchmarks. As at December 31, 2020, SAP’s exposure to EONIA designated in hedging relationships was €3.75 billion nominal amount, representing both the nominal amount of the hedging interest rate swap and the principal amount of the hedged Eurobonds maturing between 2027 and 2031. The exposure to USD Fed Funds Rate designated in hedging relationships was US$322.25 million nominal amount (€262.6 million), representing both the nominal amount of the hedging interest rate swaps and the principal amount of the hedged U.S. private placements maturing between 2022 and 2024.

We are exposed to various financial risks, such as market risks (that is, foreign currency exchange rate risk, interest rate risk, and equity price risk), credit risk, and liquidity risk.

We manage market risks, credit risk, and liquidity risk on a Group-wide basis through our global treasury department, global risk management, and global credit management. Risk management policies are established to identify risks, to set appropriate risk limits, and to monitor risks. Risk management policies and hedging strategies are laid out in our internal guidelines (for example, treasury guideline and other internal guidelines), and are subject to continuous internal review and analysis to reflect changes in market conditions and our business.

We only purchase derivative financial instruments to reduce risks and not for speculation, which is defined as entering into derivative instruments without a corresponding underlying transaction.

Foreign Currency Exchange Rate Risk

Foreign Currency Exchange Rate Risk Factors

As we are active worldwide, our ordinary operations are subject to risks associated with fluctuations in foreign currencies. Since the Group’s entities mainly conduct their operating business in their own functional currencies, our risk of exchange rate fluctuations from ongoing ordinary operations is not considered significant. However, SAP occasionally generates foreign-currency-denominated receivables, payables, and other monetary items by transacting in a currency other than the functional currency. To mitigate the extent of the associated foreign currency exchange rate risk, the majority of these transactions are hedged as described below.

In rare circumstances, transacting in a currency other than the functional currency also leads to embedded foreign currency derivatives being separated and measured at fair value through profit or loss.

In addition, the intellectual property (IP) holders in the SAP Group are exposed to risks associated with forecasted intercompany cash flows in foreign currencies. These cash flows arise out of royalty payments from subsidiaries to the respective IP holder. The royalties are linked to the subsidiaries’ external revenue. This arrangement leads to a concentration of the foreign currency exchange rate risk with the IP holders, as the royalties are mostly denominated in the subsidiaries’ local currencies, while the functional currency of the IP holders with the highest royalty volume is the euro. The highest foreign currency exchange rate exposure of this kind relates to the currencies of subsidiaries with significant operations, for example the U.S. dollar, the pound sterling, the Japanese yen, the Swiss franc, and the Australian dollar.

Generally, we are not exposed to any significant foreign currency exchange rate risk with regard to our investing and financing activities, as such activities are normally conducted in the functional currency of the investing or borrowing entity.

Foreign Currency Exchange Rate Risk Management

We continuously monitor our exposure to currency fluctuation risks based on monetary items and forecasted transactions and pursue a Group-wide strategy to manage foreign currency exchange rate risk, using derivative financial instruments, primarily foreign exchange forward contracts, as appropriate, with the primary aim of reducing profit or loss volatility. Most of the hedging instruments are not designated as being in a hedge accounting relationship.

Currency Hedges Designated as Hedging Instruments (Cash Flow Hedges)

We enter into derivative financial instruments, primarily foreign exchange forward contracts, to hedge significant forecasted cash flows (royalties) from foreign subsidiaries denominated in foreign currencies with a hedge ratio of 1:1 and a hedge horizon of up to 12 months, which is also the maximum maturity of the foreign exchange derivatives we use.

For all years presented, no previously highly-probable transaction designated as a hedged item in a foreign currency cash flow hedge relationship ceased to be probable. Therefore, we did not discontinue any of our cash flow hedge relationships. Also, ineffectiveness was either not material or non-existent in all years reported. Generally, the cash flows of the hedged forecasted transactions are expected to occur and to be recognized in profit or loss monthly within a time frame of 12 months from the date of the statement of financial position.

The amounts as at December 31, 2020, relating to items designated as hedged items were as follows:

Designated Hedged Items in Foreign Currency Exchange Rate Hedges

€ millions	Forecasted License Payments
2020
Change in value used for calculating hedge ineffectiveness	5
Cash flow hedge	5
Cost of hedging	-1
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0

The amounts as at December 31, 2020, designated as hedging instruments were as follows:

Designated Hedging Instruments in Foreign Currency Exchange Rate Hedges

€ millions	Forecasted License Payments
2020
Nominal amount	436
Carrying amount
Other financial assets	7
Other financial liabilities	-1
Change in value recognized in OCI	5
Hedge ineffectiveness recognized in finance income, net	0
Cost of hedging recognized in OCI	1
Amount reclassified from cash flow hedge in OCI to other non-operating income, net	6
Amount reclassified from cost of hedging in OCI to finance income, net	-4

On December 31, 2020, we held the following instruments to hedge exposures to changes in foreign currency:

Details on Hedging Instruments in Foreign Currency Exchange Rate Hedges

	Maturity
	2020
	1 - 6 months	7 - 12 months
Forward exchange contracts
Net exposure in € millions	290	146
Average EUR:GBP forward rate	0.90	0.91
Average EUR:JPY forward rate	122.33	125.06
Average EUR:CHF forward rate	1.07	1.07
Average EUR:AUD forward rate	1.69	0

Foreign Currency Exchange Rate Exposure

Our risk exposure is based on the following assumptions:

–      The SAP Group’s entities generally operate in their functional currencies. In exceptional cases and limited economic environments, operating transactions are denominated in currencies other than the functional currency, leading to a foreign currency exchange rate risk for the related monetary instruments. Where material, this foreign currency exchange rate risk is hedged. Therefore, fluctuations in foreign currency exchange rates do not have a significant impact on either profit or other comprehensive income with regard to our non-derivative monetary financial instruments and related income or expenses.

–      Our free-standing derivatives designed for hedging foreign currency exchange rate risks almost completely balance the changes in the fair values of the hedged item attributable to exchange rate movements in the Consolidated Income Statements in the same period. As a consequence, the hedged items and the hedging instruments are not exposed to foreign currency exchange rate risks, and thereby have no effect on profit.

Consequently, we are only exposed to significant foreign currency exchange rate fluctuations with regard to the following:

–      The spot component of derivatives held within a designated cash flow hedge relationship affecting other comprehensive income

–      Foreign currency embedded derivatives affecting other non-operating expense, net

Thus, our foreign currency exposure (and our average/high/low exposure) as at December 31, 2020, was as follows:

Foreign Currency Exposure

€ billions	2020	2019
Year-end exposure toward all our major currencies	0.9	1.0
Average exposure	0.9	0.7
Highest exposure	1.0	1.0
Lowest exposure	0.9	0.6

Foreign Currency Exchange Rate Sensitivity

We calculate our sensitivity on an upward/downward shift of +/–10% of the foreign currency exchange rate between the euro and all major currencies (2019: +/-10% of the foreign currency exchange rate between the euro and all other major currencies; 2018: +/–10% of the foreign currency exchange rate between the euro and all other major currencies). If, on December 31, 2020, 2019, and 2018, the foreign currency exchange rates had been higher/lower as described above, this would have had the following effects on other non-operating expense, net and other comprehensive income:

Foreign Currency Sensitivity

€ millions	Effects on Other Non-Operating Expense, Net			Effects on Other Comprehensive Income
	2020	2019	2018	2020	2019	2018
Derivatives held within a designated cash flow hedge relationship
All major currencies –10% (2019: all major currencies –10% ;2018: all major currencies –10%)				43	53	62
All major currencies +10% (2019: all major currencies +10% ;2018: all major currencies +10%)				-43	-53	-62
Embedded derivatives
All currencies –10%	40	53	11
All currencies +10%	-49	-53	-11
FX option held in connection with the acquisition of Qualtrics
USD –10%	0	0	-29
USD +10%	0	0	559

Interest Rate Risk

Interest Rate Risk Factors

We are exposed to interest rate risk as a result of our investing and financing activities mainly in euros and U.S. dollars, since a large part of our investments are based on variable rates and/or short maturities (2020: 67%; 2019: 80%) and most of our financing transactions are based on fixed rates and long maturities (2020: 85%; 2019: 69%).

Interest Rate Risk Management

The aim of our interest rate risk management is to reduce profit or loss volatility and optimize our interest result by creating a balanced structure of fixed and variable cash flows. We therefore manage interest rate risks by adding interest-rate-related derivative instruments to a given portfolio of investments and debt financing. The desired fixed-floating mix of our net debt is set by the Treasury Committee.

Derivatives Designated as Hedging Instruments (Fair Value Hedges)

To match the interest rate risk from our financing transactions to our investments, we use receiver interest rate swaps to convert certain fixed-rate financial liabilities to floating, and by this means secure the fair value of the swapped financing transactions on a 1:1 ratio. Including interest rate swaps, 48% (2019: 35%) of our total interest-bearing financial liabilities outstanding as at December 31, 2020, had a fixed interest rate.

The amounts as at December 31, 2020, relating to items designated as hedged items were as follows:

Designated Hedged Items in Interest Rate Hedges

€ millions	2020
	Fixed-Rate	Fixed-Rate
	Borrowing in EUR	Borrowing in USD
Notional amount	4,550	263
Carrying amount	4,503	262
Accumulated fair value adjustments in Other financial liabilities	-90	-36
Change in fair value used for measuring ineffectiveness	-90	-16
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	0	-20

The amounts as at December 31, 2020, designated as hedging instruments were as follows:

Designated Hedging Instruments in Interest Rate Hedges

€ millions	2020
	Interest Rate	Interest Rate
	Swaps for	Swaps for
	EUR Borrowing	USD Borrowing
Notional amount	4,550	263
Carrying amount
Other financial assets	99	15
Other financial liabilities	0	0
Change in fair value used for measuring ineffectiveness	99	15

As at December 31, 2020, we held the following instruments to hedge exposures to changes in interest rates:

Details on Hedging Instruments in Interest Rate Hedges

€ millions							2020
							Maturity
	2022	2024	2027	2028	2029	2030	2031
EUR interest rate swaps
Nominal amounts			1,000	1,000	800	500	1,250
Average variable interest rate			1.476%	0.900%	0.240%	0.875%	1.038%
USD interest rate swaps
Nominal amounts	181	81
Average variable interest rate	1.031%	0.910%

None of the fair value adjustment from the receiver swaps, the basis adjustment on the underlying hedged items held in fair value hedge relationships, and the difference between the two recognized in financial income, net, is material in any of the years presented.

Interest Rate Exposure

Our interest rate exposure (and our average/high/low exposure) as at December 31 was as follows:

Interest Rate Risk Exposure

€ billions	2020				2019
	Year-End	Average	High	Low	Year-End	Average	High	Low
Fair value interest rate risk
From investments	0.02	0.02	0.02	0.02	0.03	0.05	0.07	0.03
Cash flow interest rate risk
From investments (including cash)	4.58	5.14	5.77	4.58	4.32	4.32	5.04	3.89
From financing	1.99	3.18	3.93	1.99	3.92	4.25	4.43	3.92
From interest rate swaps	4.81	4.78	5.10	4.30	4.29	3.05	5.06	1.28

Interest Rate Sensitivity

A sensitivity analysis is provided to show the impact of our interest rate risk exposure on profit or loss and equity in accordance with IFRS 7, considering the following:

–      Changes in interest rates only affect the accounting for non-derivative fixed-rate financial instruments if they are recognized at fair value. Therefore, such interest rate changes do not change the carrying amounts of our non-derivative fixed-rate financial liabilities, as we account for them at amortized cost. Investments in fixed-rate financial assets classified as fair value through profit or loss were not material at each year end reported. Thus, we do not consider any fixed-rate instruments in the equity-related sensitivity calculation.

–      Income or expenses recorded in connection with non-derivative financial instruments with variable interest rates are subject to interest rate risk if they are not hedged items in an effective hedge relationship. Thus, we take into consideration interest rate changes relating to our variable-rate financing and our investments in money market instruments in the profit-related sensitivity calculation.

–      The designation of interest rate receiver swaps in a fair value hedge relationship leads to interest rate changes affecting financial income, net. The fair value movements related to the interest rate swaps are not reflected in the sensitivity calculation, as they offset the fixed interest rate payments for the bonds and private placements as hedged items. However, changes in market interest rates affect the amount of interest payments from the interest rate swap. As a consequence, we include those effects of market interest rates on interest payments in the profit-related sensitivity calculation.

Due to the different interest rate expectations for the U.S. dollar and the euro area, we base our sensitivity analyses on a yield curve upward shift of +50/+10 basis points (bps) for the U.S. dollar/euro area (2019: +50/+10bps for the U.S. dollar/euro area; 2018: +100/+30bps for the U.S. dollar/euro area), and a yield curve downward shift of –50/-20bps for the U.S. dollar/euro area (2019: –50/–20bps for the U.S. dollar/euro area; 2018: –25/-10bps for the U.S. dollar/euro area).

If, on December 31, 2020, 2019, and 2018, interest rates had been higher/lower than as described above, this would not have had a material effect on financial income, net, for our variable interest rate investments and would have had the following effects on financial income, net.

Interest Rate Sensitivity

€ millions	Effects on Financial Income, Net
	2020	2019	2018
Derivatives held within a designated fair value hedge relationship
Interest rates +50bps for U.S. dollar area/+10bps for euro area (2019: +50/+10bps for U.S. dollar/euro area; 2018: +100/+30bps for U.S. dollar/euro area)	-41	-41	-20
Interest rates –50bps for U.S. dollar/–20bps for euro area (2019: –50 /–20bps for U.S. dollar/euro area; 2018: –25 /–10bps for U.S. dollar/euro area)	79	76	5
Variable-rate financing
Interest rates +50bps for U.S. dollar area/+10bps for euro area (2019: +50/+10bps for U.S. dollar/euro area; 2018: +100/+30bps for U.S. dollar/euro area)	-6	-8	-24
Interest rates –50bps for U.S. dollar/–20bps for euro area (2019: –50/–20bps for U.S. dollar/euro area; 2018: –25/–10bps for U.S. dollar/euro area)	6	8	4

Equity Price Risk

Equity Price Risk Factors

We are exposed to equity price risk with regard to our investments in equity securities and our share-based payments plans.

Equity Price Risk Management

Our listed equity investments are monitored based on the current market value that is affected by the fluctuations in the volatile stock markets worldwide. Unlisted equity investments are monitored based on detailed financial information provided by the investees. The fair value of our listed equity investments depends on the equity prices, while the fair value of the unlisted equity investments is influenced by various unobservable input factors.

We also monitor the exposure with regard to our share-based payment plans. To reduce resulting profit or loss volatility, we hedge certain cash flow exposures associated with these plans by purchasing derivative instruments, but we do not establish a designated hedge relationship.

Equity Price Exposure

On December 31, 2020, our exposure from our investments in equity securities was €3,113 million (2019: €1,996 million; 2018: €1,248 million).

For information about the exposure from our share-based payments plans, see Note (B.3).

Equity Price Sensitivity

In our sensitivity analysis for our share-based payments plans, we include the hedging instruments and the underlying share-based payments even though the latter are scoped out of IFRS 7, as we believe that taking only the derivative instrument into account would not properly reflect our equity price risk exposure.

Our sensitivity towards a fluctuation in equity prices is as follows:

Equity Price Sensitivity

€ millions	2020	2019	2018
Investments in equity securities
Increase in equity prices and respective unobservable inputs of 10% - increase of financial income, net by	259	156	65
Decrease in equity prices and respective unobservable inputs of 10% - decrease of financial income, net by	-259	-156	-65
Share-based payments
Increase in equity prices of 20%
- Increase of share-based payment expenses by	-272	-298	-279
- Increase of offsetting gains from hedging instruments by	24	48	57
Decrease in equity prices of 20%
- Decrease of share-based payment expenses by	271	307	262
- Decrease of offsetting gains from hedging instruments by	-23	-46	-44

Credit Risk

Credit Risk Factors

To reduce the credit risk in investments, we arrange to receive rights to collateral for certain investing activities in the full amount of the investment volume, which we would be allowed to make use of only in the case of default of the counterparty to the investment. In the absence of other significant agreements to reduce our credit risk exposure, the total amounts recognized as cash and cash equivalents, current investments, loans, and other financial receivables, trade receivables, and derivative financial assets represent our maximum exposure to credit risks, except for the agreements mentioned above.

Credit Risk Management

Cash at Banks, Time Deposits, and Debt Securities

To mitigate the credit risk from our investing activities and derivative financial assets, we conduct all our activities only with approved major financial institutions and issuers that carry high external ratings, as required by our internal treasury guideline. Among its stipulations, the guideline requires that we invest only in assets from issuers with a minimum rating of at least “BBB flat.” We only invest in issuers with a lower rating in exceptional cases. Such investments were not material in 2020 and 2019. The weighted average rating of our financial assets is in the range A to A-. We pursue a policy of cautious investments characterized by predominantly current investments, standard investment instruments, as well as a wide portfolio diversification by doing business with a variety of counterparties.

To further reduce our credit risk, we require collateral for certain investments in the full amount of the investment volume, which we would be allowed to make use of in the case of default of the counterparty to the investment. As such collateral, we only accept bonds with at least investment-grade rating level.

In addition, the concentration of credit risk that exists when counterparties are involved in similar activities by instrument, sector, or geographic area is further mitigated by diversification of counterparties throughout the world and adherence to an internal limit system for each counterparty. This internal limit system stipulates that the business volume with individual counterparties is restricted to a defined limit that depends on the lowest official long-term credit rating available by at least one of the major rating agencies, the Tier 1 capital of the respective financial institution, or participation in the German Depositors’ Guarantee Fund or similar protection schemes. We continuously monitor strict compliance with these counterparty limits. As the premium for credit default swaps mainly depends on market participants’ assessments of the creditworthiness of a debtor, we also closely observe the development of credit default swap spreads in the market to evaluate probable risk developments and react in a timely manner to changes should these manifest.

For cash at banks, time deposits, and debt securities such as acquired bonds or commercial paper, we apply the general impairment approach. As it is our policy to only invest in high-quality assets of issuers with a minimum rating of at least investment grade so as to minimize the risk of credit losses, we use the low credit risk exception. Thus, these assets are always allocated to stage 1 of the three-stage credit loss model and we record a loss allowance for an amount equal to 12-month expected credit losses. This loss allowance is calculated based on our exposure as at the respective reporting date, the loss given default for this exposure, and the credit default swap spread as a measure for the probability of default. To ensure that during their lifetime our investments always fulfill the requirement of being investment-grade, we monitor changes in credit risk by tracking published external credit ratings. Among other things, we consider cash at banks, time deposits, and debt securities to be in default when the counterparty is unlikely to pay its obligations in full, when there is information about a counterparty’s financial difficulties, or in case of a drastic increase in the credit default swap spread of a counterparty for a prolonged time period while the overall market environment remains rather stable. Such financial assets are written off either partially or in full if the likelihood of recovery is considered remote, which might be evidenced, for example, by the bankruptcy of a counterparty of such financial assets.

Trade Receivables

The default risk of our trade receivables is managed separately, mainly based on assessing the creditworthiness of customers through external ratings and on our past experience with the customers concerned. Based on this assessment, individual credit limits are established for each customer and deviations from such credit limits need to be approved by management.

We apply the simplified impairment approach using a provision matrix for all trade receivables and contract assets to take into account any lifetime expected credit losses already at initial recognition. For the purpose of the provision matrix, customers are clustered into different risk classes, mainly based on market information such as the country risk assessment of their country of origin. Loss rates used to reflect lifetime expected credit losses are determined using a roll-rate method based on the probability of a receivable progressing through different stages of being overdue and on our actual credit loss experience over the past years. These loss rates are enhanced by forward-looking information to reflect differences between economic conditions during the period over which the historical data has been collected, current conditions, and the expected changes in the economic conditions over the expected life of the receivables. Forward-looking information is based on changes in country risk ratings, or fluctuations in credit default swaps of countries of the customers we do business with. We continuously monitor outstanding receivables locally to assess whether there is objective evidence that our trade receivables and contract assets are credit-impaired. Evidence that trade receivables and contract assets are credit-impaired include, among the trade receivables being past due, information about significant financial difficulty of the customer or non-adherence to a payment plan. We consider receivables to be in default when the counterparty is unlikely to pay its obligations in full, However, a delay of payments (for example, more than 90 days past due) in the normal course of business alone does not necessarily indicate a customer default. We write off account balances either partially or in full if we judge that the likelihood of recovery is remote, which might be evidenced, for example, when bankruptcy proceedings for a customer are finalized or when all enforcement efforts have been exhausted.

The impact of default on our trade receivables from individual customers is mitigated by our large customer base and its distribution across many different industries, company sizes, and countries worldwide. For more information about our trade receivables, see Note (A.2).

Credit Risk Exposure

Cash, Time Deposits, and Debt Securities

As at December 31, 2020, our exposure to credit risk from cash, time deposits, and debt securities was as follows:

Credit Risk Exposure from Cash, Time Deposits, and Debt Securities

€ millions, unless otherwise stated	2020
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount Not	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB-	-0.1%	4,846	0	-3
Risk class 2 - high risk	BB to D	0.0%	29	0	0
Risk class 3 - unrated	NA	-11.3%	23	0	-3
Total		-0.1%	4,898	0	-6

€ millions, unless otherwise stated	2019
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount Not	Gross Carrying Amount	ECL Allowance
	Rating	Rate	Credit-Impaired	Credit-Impaired
Risk class 1 - low risk	AAA to BBB–	-0.1%	3,838	0	-3
Risk class 2 - high risk	BB to D	0.0%	23	0	0
Risk class 3 - unrated	NA	-5.0%	52	0	-3
Total		-0.2%	3,913	0	-6

As at December 31, 2020, the major part of our other loans and other financial receivables was concentrated in Germany. There were no loans, or other financial receivables past due but not impaired and we had no indications of impairments of such assets that were not past due and not impaired as at that date.

Trade Receivables and Contract Assets

As at December 31, 2020, our exposure to credit risk from trade receivables was as follows:

Credit Risk Exposure from Trade Receivables and Contract Assets

€ millions, unless otherwise stated	2020
	Weighted Average Loss Rate	Gross Carrying Amount Not	Gross Carrying Amount Credit-	ECL Allowance
		Credit-Impaired	Impaired
AR not due and due	-0.2%	4,426	0	-10
AR overdue 1 to 30 days	-0.9%	511	71	-5
AR overdue 30 to 90 days	-1.8%	380	61	-8
AR overdue more than 90 days	-16.8%	695	273	-163
Total	-2.9%	6,012	405	-186

€ millions, unless otherwise stated	2019
	Weighted Average Loss Rate	Gross Carrying Amount Not	Gross Carrying Amount Credit-	ECL Allowance
		Credit-Impaired	Impaired
AR not due and due	-0.2%	5,226	0	-9
AR overdue 1 to 30 days	-0.5%	733	36	-4
AR overdue 30 to 90 days	-0.8%	668	23	-5
AR overdue more than 90 days	-11.1%	869	158	-114
Total	-1.7%	7,496	217	-131

For 2020, the movement in the ECL allowance for trade receivables and contract assets is as follows:

Movement in ECL Allowance for Trade Receivables and Contract Assets

€ millions	2020	2019
	ECL Allowance	ECL Allowance
Balance as at 01/01	-131	-107
Net credit losses recognized	-97	-38
Amounts written off	42	13
Balance as at 12/31	-186	-131

Liquidity Risk

Liquidity Risk Factors

We are exposed to liquidity risk from our obligations towards suppliers, employees, and financial institutions.

Liquidity Risk Management

Our liquidity is managed by our global treasury department with the primary aim of maintaining liquidity at a level that is adequate to meet our financial obligations.

Generally, our primary source of liquidity is funds generated from our business operations. Our global treasury department manages liquidity centrally for all subsidiaries. Where possible, we pool their cash surplus so that we can use liquidity centrally for our business operations, for subsidiaries’ funding requirements, or to invest any net surplus in the market. With this strategy, we seek to optimize yields, while ensuring liquidity, by investing only with counterparties and issuers of high credit quality, as explained before. Hence, high levels of liquid assets and marketable securities provide a strategic reserve, helping keep SAP flexible, sound, and independent.

Apart from effective working capital and cash management, we have reduced the liquidity risk inherent in managing our day-to-day operations and meeting our financing responsibilities by arranging an adequate volume of available credit facilities with various financial institutions on which we can draw if necessary.

In order to retain high financial flexibility, in 2017, SAP SE entered into a €2.5 billion syndicated credit facility agreement with a term until 2024. The use of the facility is not restricted by any financial covenants. Borrowings under the facility bear interest of EURIBOR or LIBOR for the respective currency plus a margin of 17bps. We are also required to pay a commitment fee of 5.95bps per annum on the unused available credit. We have not drawn on the facility.

In September 2019, we initiated a commercial paper program (Commercial Paper, or CP). As at December 31, 2020, we had €930 million of CP outstanding with maturities generally less than six months (2019: €1,099.5 million).

Additionally, as at December 31, 2020, and 2019, we had available lines of credit totaling €372 million and €430 million, respectively. There were immaterial borrowings outstanding under these lines of credit in all years presented.

Liquidity Risk Exposure

The table below is an analysis of the remaining contractual maturities of all our financial liabilities held as at December 31, 2020. Financial liabilities for which repayment can be requested by the contract partner at any time are assigned to the earliest possible period. Variable interest payments were calculated using the latest relevant interest rate fixed as at December 31, 2020. As we generally settle our derivative contracts gross, we show the pay and receive legs separately for all our currency and interest rate derivatives, whether or not the fair value of the derivative is negative. The cash outflows for the currency derivatives are translated using the applicable spot rate.

Contractual Maturities of Non-Derivative Financial Liabilities

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2020	2021	2022	2023	2024	2025	Thereafter
Non-derivative financial liabilities
Trade payables	-1,014	-1,014	0	0	0	0	0
Lease liabilities	-2,120	-426	-359	-262	-218	-165	-931
Other financial liabilities	-13,770	-1,982	-2,640	-1,700	-1,211	-918	-5,933
Total of non-derivative financial liabilities	-16,904	-3,422	-2,999	-1,962	-1,429	-1,083	-6,864

€ millions	Carrying	Contractual Cash Flows
	Amount
	12/31/2019	2020	2021	2022	2023	2024	Thereafter
Non-derivative financial liabilities
Trade payables	-1,283	-1,283	0	0	0	0	0
Lease liabilities	-2,203	-431	-363	-284	-224	-190	-1,019
Other financial liabilities	-13,912	-2,888	-630	-3,414	-1,095	-1,231	-5,467
Total of non-derivative financial liabilities	-17,398	-4,602	-993	-3,698	-1,319	-1,421	-6,486

Contractual Maturities of Derivative Financial Liabilities and Financial Assets

€ millions	Carrying	Contractual Cash Flows		Carrying	Contractual Cash Flows
	Amount			Amount
	12/31/2020	2021	Thereafter	12/31/2019	2020	Thereafter
Derivative financial liabilities and assets
Derivative financial liabilities
Currency derivatives not designated as hedging instruments	-61			-55
Cash outflows		-2,902	-7		-2,865	-3
Cash inflows		2,842	0		2,816	0
Currency derivatives designated as hedging instruments	-1			-11
Cash outflows		-141			-415	0
Cash inflows		139			401	0
Interest rate derivatives designated as hedging instruments	0			-16
Cash outflows					-28	-536
Cash inflows					36	515
Total of derivative financial liabilities	-63	-62	-7	-82	-55	-24
Derivative financial assets
Currency derivatives not designated as hedging instruments	38			33
Cash outflows		-2,452			-3,442	0
Cash inflows		2,493			3,468	0
Currency derivatives designated as hedging instruments	7			3
Cash outflows		-291			-114	0
Cash inflows		297			117	0
Interest rate derivatives designated as hedging instruments	114			9
Cash outflows		-48	-398		-14	-18
Cash inflows		69	495		17	24
Total of derivative financial assets	158	68	97	44	32	6
Total of derivative financial liabilities and assets	95	6	90	-37	-23	-18